ACQUISITIONS AND STRATEGIC TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Asset Acquisition
Purchase Price Allocation
The following is a summary of the purchase price calculation:

(In thousands)
Cash	$2,605
Contingent consideration (Equity classified)	7,556
Contingent cash consideration (Liability classified)	16,025
Contingent share consideration (Liability classified)	5,856
Total consideration	$32,042
The allocation of the purchase price was as follows:

(In thousands)
Working capital	$(344)
Deferred tax liability	(6,482)
Intangible asset - distribution agreement	32,635
Net assets acquired	$25,809
Loss on acquisition	6,233
Total purchase price	$32,042